Biological Assets - Schedule of detailed information about biological assets (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($) CAD_per_Driedgram Gram	Jul. 31, 2020 CAD ($) CAD_per_Driedgram Gram
Derived from actual retail prices on a per product
Weighted average selling price input values per dried gram | CAD_per_Driedgram	3.05	3.23
Sensitivity analysis, impact of variance on selling price to valuation	$ 746	$ 550
Obtained through historical harvest cycle results on a per strain basis
Sensitivity analysis, impact of variance on average yield per plant to valuation	460	376
Obtained through the estimates of post-harvest cost within the cultivation and production cycle
Sensitivity analysis impact of variance on wastage expectation result in change in valuation	$ 636	$ 219
Minimum
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	24	46
Obtained through the estimates of post-harvest cost within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	0.67%	0.26%
Maximum
Obtained through historical harvest cycle results on a per strain basis
Average yield per plant | Gram	116	135
Obtained through the estimates of post-harvest cost within the cultivation and production cycle
Wastage dependent upon the stage within the harvest cycle	0.84%	0.81%